Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
AIG Focused Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	FDSAX
AIG Focused Dividend Strategy Fund | Class B
Prospectus:
Trading Symbol	FDSBX
AIG Focused Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	FDSTX
AIG Focused Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	FDSWX
AIG Strategic Value Fund | Class A
Prospectus:
Trading Symbol	SFVAX
AIG Strategic Value Fund | Class C
Prospectus:
Trading Symbol	SFVTX
AIG Active Allocation Fund | Class A
Prospectus:
Trading Symbol	FBAAX
AIG Active Allocation Fund | Class B
Prospectus:
Trading Symbol	FBABX
AIG Active Allocation Fund | Class C
Prospectus:
Trading Symbol	FBACX
AIG Multi-Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	FASAX
AIG Multi-Asset Allocation Fund | Class B
Prospectus:
Trading Symbol	FMABX
AIG Multi-Asset Allocation Fund | Class C
Prospectus:
Trading Symbol	FMATX
AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund A Shares
Prospectus:
Trading Symbol	FDDAX
AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund C Shares
Prospectus:
Trading Symbol	FDDCX
AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund W Shares
Prospectus:
Trading Symbol	FDDWX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund A Shares
Prospectus:
Trading Symbol	SDVAX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund C Shares
Prospectus:
Trading Symbol	SDVCX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund W Shares
Prospectus:
Trading Symbol	SDVWX